Material accounting policies (Policies)	6 Months Ended
Dec. 31, 2024
Disclosure of objectives, policies and processes for managing capital [abstract]
Basis of preparation	Basis of preparation
The condensed consolidated interim financial statements for the half-year reporting period ended December 31, 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting. These financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as applicable to interim financial reporting.
The condensed consolidated financial statements do not include all the notes of the type normally included in an annual financial report. Therefore, these financial statements should be read together with the annual financial statements for the fiscal year ended June 30, 2024.
The accounting policies adopted are consistent with those applied in the Company’s 2024 annual financial statements.
Functional and presentation currency
The functional currency of Vast is Australian dollars (“AUD”) being the primary economic environment in which it operates. The presentation currency of Vast is United States (“US” or “$”) dollars.

Application of new and amended accounting standards	Application of new and amended accounting standards
A number of amended standards became applicable for the current reporting period. The group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

The below table summarises the issued accounting standards not yet adopted:

Title	Key requirements	Effective date

Lack of exchangeability – Amendments to IAS 21	The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking.

A currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

If a currency is not exchangeable into another currency, an entity is required to estimate the spot exchange rate at the measurement date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. The amendments note that an entity can use an observable exchange rate without adjustment or another estimation technique.

	Vast is still assessing the impact, if any, of the changes of IAS 21.	Annual periods beginning on or after 1 January 2025

Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments
These amendments:
•clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and

•make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI).

Vast is still assessing the impact, if any, of the changes to the classification and measurement of financial instruments.
Annual periods beginning on or after 1 January 2026

IFRS 18, ‘Presentation and Disclosure in Financial Statements’
This is the new standard on presentation and disclosure in financial statements, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:
•the structure of the statement of profit or loss;

•required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and

•enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.
Annual periods beginning or after 1 January 2027

IFRS 19, ‘Subsidiaries without Public Accountability: Disclosures’
This new standard works alongside other IFRS
Accounting Standards. An eligible subsidiary applies the requirements in other IFRS Accounting Standards except for the disclosure requirements and instead applies the reduced disclosure requirements in IFRS 19. IFRS 19’s reduced disclosure requirements balance the information needs of the users of eligible subsidiaries’ financial statements with cost savings for preparers. IFRS 19 is a voluntary standard for eligible subsidiaries.

 A subsidiary is eligible if:

 it does not have public accountability; and

•it has an ultimate or intermediate parent that produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.
Annual periods beginning on or after 1 January 2027

Sale or contribution of assets between an investor and its associate or joint venture – Amendments to IFRS 10 and IAS 28	The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures. The amendments clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations). Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognised by the investor only to the
	extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.	n/a**
** In December 2015 the IASB decided to defer the application date of this amendment until such time as the IASB has finalised its research project on the equity method.